Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Suppliers, repairers	$ 13,319	$ 8,884
Insurers, agents and brokers	573	210
Payables to charterers	2,030	3,416
EUAs	34,709	11,708
FuelEU	10,539	0
Other creditors	742	2,116
Total	$ 61,912	$ 26,334